CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current
Cash and cash equivalents	$ 91,135	$ 40,602
Marketable securities	1,554	2,494
Receivables	3,225	5,682
Prepaid expenses	1,588	1,400
Current assets	97,502	50,178
Deposits	2,102	2,128
Exploration and evaluation interests	62,414	95,438
Capital assets	32,969	20,236
Total assets	194,987	167,980
Current
Accounts payable and accrued liabilities	20,588	13,977
Current portion of lease liabilities	1,061	545
Flow-through share premium liability	3,137	4,557
Current portion of other liabilities	449	1,806
Current liabilities	25,235	20,885
Convertible debenture	22,775
Long-term lease liabilities	8,546	3,017
Provision for closure and reclamation	13,654	6,160
Other liabilities	242	691
Total liabilities	70,452	30,753
SHAREHOLDERS' EQUITY
Capital stock	552,397	464,029
Commitment to issue shares	750	1,250
Reserves	48,299	39,879
Deficit	(476,911)	(367,931)
Total shareholders' equity	124,535	137,227
Total liabilities and shareholders' equity	$ 194,987	$ 167,980